FAIR VALUE OPTION	3 Months Ended
Mar. 31, 2025
Galaxy Digital Services, LP
FAIR VALUE OPTION	FAIR VALUE OPTION
The Company elected the fair value option for certain eligible assets. The following table summarizes the financial instruments for which the fair value option has been elected:

(in thousands)	March 31, 2025	December 31, 2024
Assets
Digital financial assets	$514,479	$359,664
Investments	527,398	558,093
Total	$1,041,877	$917,757
The fair value option was only elected for investments, within the Investments line item, where the Company was deemed to have significant influence and otherwise would have applied the equity method of accounting.
Realized and unrealized gains / (losses) on financial instruments for which the fair value option has been elected are recorded as Net gain / (loss) on investments and Net gain / (loss) on digital assets in the Company’s condensed consolidated interim statements of operations. The following table presents the realized and net change in unrealized gains / (losses) on the financial instruments on which the fair value option was elected:

	Three months ended March 31, 2025		Three months ended March 31, 2024
(in thousands)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)	Realized Gains / (Losses)	Net Change in Unrealized Gains / (Losses)
Investments	$36,913	$(94,894)	$1,075	$160,098
Realized and unrealized losses for digital assets classified as financial assets were $2.2 million for the three months ended March 31, 2025 and not significant for the three months ended March 31, 2024.